Credit Risk - Schedule of Macroeconomic Assumptions for Each Five Scenarios (Details)	Dec. 31, 2022	Dec. 31, 2021
Upside 1
Disclosure of credit risk exposure [line items]
GDP growth, year 1	7.50%	(9.70%)
GDP growth, year 2	4.40%	7.00%
GDP growth, year 3	(1.00%)	4.80%
GDP growth, year 4	0.80%	2.20%
GDP growth, year 5	2.00%	1.90%
GDP growth, year 6	2.00%	2.10%
Bank of England base rate, year 1	0.25%	0.10%
Bank of England base rate, year 2	3.50%	0.25%
Bank of England base rate, year 3	3.75%	0.75%
Bank of England base rate, year 4	3.00%	0.75%
Bank of England base rate, year 5	2.50%	1.25%
Bank of England base rate, year 6	2.25%	1.75%
House price growth, year 1	8.70%	6.90%
House price growth, year 2	7.60%	5.40%
House price growth, year 3	(8.80%)	(0.80%)
House price growth, year 4	(4.30%)	(2.00%)
House price growth, year 5	0.60%	1.00%
House price growth, year 6	4.10%	3.80%
Unemployment rate, year 1	4.00%	5.20%
Unemployment rate, year 2	3.70%	4.40%
Unemployment rate, year 3	4.70%	4.40%
Unemployment rate, year 4	4.50%	4.20%
Unemployment rate, year 5	4.50%	3.90%
Unemployment rate, year 6	4.40%	3.70%
Base case
Disclosure of credit risk exposure [line items]
GDP growth, year 1	7.50%	(9.70%)
GDP growth, year 2	4.40%	6.90%
GDP growth, year 3	(1.30%)	4.60%
GDP growth, year 4	0.50%	1.70%
GDP growth, year 5	1.60%	1.50%
GDP growth, year 6	1.50%	1.60%
Bank of England base rate, year 1	0.25%	0.10%
Bank of England base rate, year 2	3.50%	0.25%
Bank of England base rate, year 3	4.00%	0.75%
Bank of England base rate, year 4	3.25%	0.75%
Bank of England base rate, year 5	2.75%	0.75%
Bank of England base rate, year 6	2.50%	0.75%
House price growth, year 1	8.70%	6.90%
House price growth, year 2	7.00%	5.00%
House price growth, year 3	(10.00%)	2.00%
House price growth, year 4	0.00%	2.00%
House price growth, year 5	2.00%	2.00%
House price growth, year 6	3.00%	2.00%
Unemployment rate, year 1	4.00%	5.20%
Unemployment rate, year 2	3.80%	4.70%
Unemployment rate, year 3	4.70%	4.50%
Unemployment rate, year 4	5.10%	4.40%
Unemployment rate, year 5	4.50%	4.30%
Unemployment rate, year 6	4.30%	4.30%
Downside 1
Disclosure of credit risk exposure [line items]
GDP growth, year 1	7.50%	(9.70%)
GDP growth, year 2	4.30%	6.80%
GDP growth, year 3	(1.90%)	4.10%
GDP growth, year 4	(0.30%)	0.90%
GDP growth, year 5	0.50%	0.50%
GDP growth, year 6	0.40%	0.50%
Bank of England base rate, year 1	0.25%	0.10%
Bank of England base rate, year 2	3.50%	0.25%
Bank of England base rate, year 3	3.50%	0.75%
Bank of England base rate, year 4	2.75%	0.75%
Bank of England base rate, year 5	2.50%	1.00%
Bank of England base rate, year 6	2.25%	1.00%
House price growth, year 1	8.70%	6.90%
House price growth, year 2	7.60%	5.40%
House price growth, year 3	(10.00%)	(1.80%)
House price growth, year 4	(6.70%)	(4.60%)
House price growth, year 5	(3.10%)	(3.10%)
House price growth, year 6	(0.20%)	(0.70%)
Unemployment rate, year 1	4.00%	5.20%
Unemployment rate, year 2	3.70%	4.40%
Unemployment rate, year 3	5.10%	4.80%
Unemployment rate, year 4	5.40%	5.00%
Unemployment rate, year 5	5.80%	5.10%
Unemployment rate, year 6	6.10%	5.40%
Downside 2
Disclosure of credit risk exposure [line items]
GDP growth, year 1	7.50%	(9.70%)
GDP growth, year 2	3.70%	6.20%
GDP growth, year 3	(6.40%)	(0.70%)
GDP growth, year 4	(0.70%)	0.50%
GDP growth, year 5	1.70%	1.60%
GDP growth, year 6	1.50%	1.70%
Bank of England base rate, year 1	0.25%	0.10%
Bank of England base rate, year 2	3.50%	0.25%
Bank of England base rate, year 3	3.75%	1.00%
Bank of England base rate, year 4	3.00%	2.00%
Bank of England base rate, year 5	2.75%	3.00%
Bank of England base rate, year 6	2.50%	2.75%
House price growth, year 1	8.70%	6.90%
House price growth, year 2	7.60%	5.40%
House price growth, year 3	(15.80%)	(8.30%)
House price growth, year 4	(14.30%)	(13.10%)
House price growth, year 5	(4.10%)	(4.80%)
House price growth, year 6	4.70%	4.30%
Unemployment rate, year 1	4.00%	5.20%
Unemployment rate, year 2	4.40%	4.40%
Unemployment rate, year 3	8.50%	6.90%
Unemployment rate, year 4	8.00%	6.90%
Unemployment rate, year 5	7.40%	6.40%
Unemployment rate, year 6	6.80%	6.10%
Stubborn Inflation
Disclosure of credit risk exposure [line items]
GDP growth, year 1	7.50%
GDP growth, year 2	4.20%
GDP growth, year 3	(2.70%)
GDP growth, year 4	(0.90%)
GDP growth, year 5	0.20%
GDP growth, year 6	0.60%
Bank of England base rate, year 1	0.25%
Bank of England base rate, year 2	3.50%
Bank of England base rate, year 3	6.00%
Bank of England base rate, year 4	5.50%
Bank of England base rate, year 5	3.50%
Bank of England base rate, year 6	3.00%
House price growth, year 1	8.70%
House price growth, year 2	7.60%
House price growth, year 3	(10.90%)
House price growth, year 4	(8.80%)
House price growth, year 5	(4.90%)
House price growth, year 6	(0.60%)
Unemployment rate, year 1	4.00%
Unemployment rate, year 2	3.70%
Unemployment rate, year 3	5.50%
Unemployment rate, year 4	5.90%
Unemployment rate, year 5	6.40%
Unemployment rate, year 6	6.60%
Downside 3
Disclosure of credit risk exposure [line items]
GDP growth, year 1		(9.70%)
GDP growth, year 2		5.60%
GDP growth, year 3		(7.50%)
GDP growth, year 4		3.10%
GDP growth, year 5		1.50%
GDP growth, year 6		1.50%
Bank of England base rate, year 1		0.10%
Bank of England base rate, year 2		0.25%
Bank of England base rate, year 3		(0.50%)
Bank of England base rate, year 4		0.00%
Bank of England base rate, year 5		0.00%
Bank of England base rate, year 6		0.00%
House price growth, year 1		6.90%
House price growth, year 2		(2.50%)
House price growth, year 3		(19.60%)
House price growth, year 4		(9.30%)
House price growth, year 5		2.40%
House price growth, year 6		3.30%
Unemployment rate, year 1		5.20%
Unemployment rate, year 2		6.80%
Unemployment rate, year 3		11.40%
Unemployment rate, year 4		8.70%
Unemployment rate, year 5		8.00%
Unemployment rate, year 6		7.40%
Weighted
Disclosure of credit risk exposure [line items]
GDP growth, year 1	7.50%	(9.70%)
GDP growth, year 2	4.30%	6.70%
GDP growth, year 3	(2.20%)	2.80%
GDP growth, year 4	0.00%	1.40%
GDP growth, year 5	1.20%	1.30%
GDP growth, year 6	1.20%	1.40%
Bank of England base rate, year 1	0.25%	0.10%
Bank of England base rate, year 2	3.50%	0.10%
Bank of England base rate, year 3	4.29%	0.55%
Bank of England base rate, year 4	3.59%	0.96%
Bank of England base rate, year 5	2.85%	1.24%
Bank of England base rate, year 6	2.55%	1.21%
House price growth, year 1	8.70%	6.90%
House price growth, year 2	7.30%	4.80%
House price growth, year 3	(10.70%)	(2.00%)
House price growth, year 4	(4.40%)	(3.10%)
House price growth, year 5	(0.80%)	(0.40%)
House price growth, year 6	2.00%	2.10%
Unemployment rate, year 1	4.00%	5.20%
Unemployment rate, year 2	3.80%	4.70%
Unemployment rate, year 3	5.30%	5.40%
Unemployment rate, year 4	5.60%	5.20%
Unemployment rate, year 5	5.40%	5.00%
Unemployment rate, year 6	5.30%	5.00%